Document and Entity Information	12 Months Ended
Aug. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2013
Registrant Name	PIONEER SERIES TRUST X
Central Index Key	0001174520
Amendment Flag	false
Document Creation Date	Oct. 04, 2013
Document Effective Date	Oct. 04, 2013
Prospectus Date	Aug. 01, 2013